Non-Controlling Interests	12 Months Ended
Jun. 30, 2023
Non-Controlling Interests [Abstract]
NON-CONTROLLING INTERESTS

16. NON-CONTROLLING INTERESTS

	30 June 2023	30 June 2022
	RM	RM

Non-controlling interests	94,158	342,343

(a)	Subsidiaries of the Group that have material non-controlling interests (“NCI”) are as follows:

30 June 2023	ARB Robotic Group	ARB WMS	ARB Distribution	Other individually immaterial subsidiaries	Total
NCI percentage of ownership interest and voting interest (%)	-	49%	49%	-
Carrying amount of NCI (RM)	-	105,068	(12,310)	1,400	94,158
Profit/(Loss) allocated to NCI (RM)	1,716,222	1,695	(15,448)	(1)	1,702,468
Total comprehensive income/(loss) allocated to NCI (RM)	1,716,222	1,695	(15,448)	(1)	1,702,468

30 June 2022	ARB Robotic Group	ARB WMS	ARB Distribution	Other individually immaterial subsidiaries	Total
NCI percentage of ownership interest and voting interest (%)	5%	49%	49%	-
Carrying amount of NCI (RM)	235,433	103,372	3,138	400	342,343
Profit/(Loss) allocated to NCI (RM)	235,648	(36,587)	(201,809)	(196,731)	(199,479)
Total comprehensive income/(loss) allocated to NCI (RM)	235,648	(36,587)	(201,809)	(196,731)	(199,479)

(b)	Summarised financial information of the subsidiaries that have material NCI as at the end of each reporting period prior to intra-group elimination are as follows:

	ARB WMS	ARB Robotic Group	ARB Distribution
	RM	RM	RM
30 June 2023
Assets and liabilities
Current assets	217,428	-	6,896,593
Current liabilities	(3,000)	-	(3,461,715)
Net assets	214,424	-	3,343,878

Results
Revenue	-	-	-
Profit for the financial year	-	-	20,143,250
Total comprehensive income/(loss)	3,460	-	(31,525)

Cash flows from/(used in) operating activities	(69,997)	-	105,708
Cash flows from/(used in)/from investing activities	-	-	10
Cash flows from/(used in) financing activities	-	-	2,600,000
Net (decrease)/increase in cash and cash equivalents	(69,997)	-	2,705,718

	ARB WMS	ARB Robotic Group	ARB Distribution
	RM	RM	RM
30 June 2022
Assets and liabilities
Non-current assets	-	23,851,293	-
Current assets	287,421	407,717	4,421,408
Current liabilities	(76,457)	(324,263)	(2,305,015)
Net assets	210,964	23,934,747	2,116,393

Results
Revenue	-	6,090,000	17,155978
Profit for the financial year	(74,668)	4,807,704	(411,856)
Total comprehensive income/(loss)	(74,668)	4,807,704	(411,856)

Cash flows from/(used in) operating activities	187,421	458,954	602,859
Cash flows from/(used in)/from investing activities	-	-	890
Cash flows from/(used in) financing activities	-	(74,327)	2,591,295
Net (decrease)/increase in cash and cash equivalents	187,421	384,627	3,195,044

(c)	Acquisition of non-controlling interest.

30 June 2023

On 26 May 2023, the Group had acquired 10 ordinary shares representing 10% of equity interest of ARB Robotic Sdn. Bhd. from ARB Distribution Sdn. Bhd., an 51% owned subsidiary of the Company, for a total consideration of RM 1. As a result, the Group had increased controlling equity interest in ARB Robotic Sdn. Bhd. from 95.1% to 100% at the date of acquisition.

Other than the above subsidiaries, the controlling equity interest of individually immaterial subsidiaries remain unchanged as 30 June 2023.

30 June 2022

On 12 July 2021, the Group had acquired ARB Logistic Technology Sdn Bhd (“ARB Logistic”)’s 49,000 ordinary shares representing 49% of controlling equity interest in consideration of RM 49,000. As a result, the Group had increased controlling equity interest in ARB Logistic from 51% to 100% at the date of acquisition.

On 12 October 2021, the Group had acquired additional ARB Agro Tech’s 100 ordinary shares representing 10% of controlling equity interest in consideration of RM 100.00. As a result, the Group had increased controlling equity interest in ARB Agro Tech from 90% to 100% at the date of acquisition.

On 31 December 2021, the Group had acquired ARBIOT’s additional 1,000,000 ordinary shares representing 1% of controlling equity interest in consideration of RM 1,000,000. As a result, the Group had increased controlling equity interest in ARBIOT from 99% to 100% at the date of acquisition.

Other than the above subsidiaries, the controlling equity interest of individually immaterial subsidiaries remain unchanged as 30 June 2022.